Finance lease receivables - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 14,595	$ 14,681
Unearned finance income	(1,345)	(1,443)
Present value	13,250	13,238
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,674	2,229
Unearned finance income	(157)	(196)
Present value	1,517	2,033
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	6,785	7,420
Unearned finance income	(574)	(628)
Present value	6,211	6,792
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,634
Unearned finance income	(155)
Present value	1,479
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,889
Unearned finance income	(151)
Present value	1,738
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,704
Unearned finance income	(136)
Present value	1,568
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,558
Unearned finance income	(132)
Present value	1,426
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	6,136	5,032
Unearned finance income	(614)	(619)
Present value	$ 5,522	$ 4,413